Provisions - Summary of Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about provisions [line items]
Beginning Balance	$ 7,547	$ 7,957
Adjustment to purchase price allocation / Acquisitions through business combinations and asset acquisitions	100	168
Change in provision	127	(871)
Unwinding of present value discount	288	293
Disposals	(195)
Ending Balance	7,867	7,547
Current	1,212	1,322
Non-current	6,655	6,225
Net carrying amount	7,867	7,547
Increase (decrease) in restoration provision	713
Restoration
Disclosure of detailed information about provisions [line items]
Beginning Balance	6,526	7,154
Adjustment to purchase price allocation / Acquisitions through business combinations and asset acquisitions	0	16
Change in provision	254	(936)
Unwinding of present value discount	283	292
Disposals	(177)
Ending Balance	6,886	6,526
Current	637	753
Non-current	6,249	5,773
Net carrying amount	6,886	6,526
Increase (decrease) in accounting estimate	898
Increase (decrease) in restoration provision	233
Provision used, other provisions	823
Decrease through change in discount rate, other provisions	54
Employee benefits
Disclosure of detailed information about provisions [line items]
Beginning Balance	654	522
Adjustment to purchase price allocation / Acquisitions through business combinations and asset acquisitions	0	104
Change in provision	11	28
Unwinding of present value discount	5	0
Disposals	(1)
Ending Balance	669	654
Current	449	402
Non-current	220	252
Net carrying amount	669	654
Other
Disclosure of detailed information about provisions [line items]
Beginning Balance	367	281
Adjustment to purchase price allocation / Acquisitions through business combinations and asset acquisitions	100	48
Change in provision	(138)	37
Unwinding of present value discount	0	1
Disposals	(17)
Ending Balance	312	367
Current	126	167
Non-current	186	200
Net carrying amount	$ 312	$ 367